Earnings per Share - Summary of Calculation of Earnings per Share (Detail) R$ / shares in Units, R$ in Thousands			12 Months Ended
	May 06, 2021	Apr. 30, 2021	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$) R$ / shares shares
Earnings per share [abstract]
Profit attributable to the holders of the Company’s common shares used in the calculation of basic earnings per share			R$ 6,312,140	R$ 859,482	R$ 1,316,341
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating basic earnings per share			6,312,140	859,482	1,305,320
Dilutive effect of the share-based plan of subsidiaries			(5,249)	(5,739)	(5,714)
Profit attributable to the holders of the Company’s common shares used in the calculation of diluted earnings per share			6,306,891	853,743	1,310,627
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating diluted earnings per share			R$ 6,306,891	R$ 853,743	R$ 1,299,606
Basic weighted average number of shares outstanding | shares			1,834,533,000	1,834,533,000	1,834,533,000
Dilutive effect of the share-based plan weighted average number of shares outstanding | shares			4,687,000	6,741,000	8,530,000
Diluted weighted average number of shares outstanding | shares			1,839,220,000	1,841,274,000	1,843,063,000
Basic earnings per share | R$ / shares			R$ 3.4407	R$ 0.4685	R$ 0.7175
Diluted earnings per share | R$ / shares			3.4291	0.4637	0.7111
Basic earnings per share from continuing operations | R$ / shares			3.4407	0.4685	0.7115
Diluted earnings per share from continuing operations | R$ / shares			R$ 3.4291	R$ 0.4637	R$ 0.7051
Stock Split, Conversion Ratio	0.25	0.25
Number of categories of potential dilutive effects			2
Anti-dilutive instruments excluded from computation of earnings per share | shares			45,765,000